Operating Assets and Liabilities - Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Value added tax receivables ("VAT")	$ 139	$ 91
Other receivables	1
Total	$ 140	$ 91